Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (12,305)	$ (2,535)	$ (6,834)	$ (5,886)	$ (25,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26	69	85	169	213
Amortization of loan discount	1,272	22	132
Stock-based compensation	808	336	733	1,523	1,907
Non-cash gain on changes in fair value of stock warrants	(760)
Gain on investments				(9)	(120)
Changes in operating assets and liabilities:
Receivables	(1,572)	(1,838)	(1,159)
Prepaid expenses and other assets	(605)	69	(44)	405	(281)
Accounts payable and other accrued liabilities	848	2,170
Accounts payables			2,122	(158)	(64)
Accrued clinical trials and other liabilities			308	(1,454)	(1,558)
Net cash used in operating activities	(12,288)	(1,707)	(4,657)	(5,407)	(25,337)
Gain on disposition of property and equipment				3
Cash flows from investing activities:
Purchases of furniture and equipment	(58)	(20)	(28)	(7)	(100)
Proceeds from the sales of investments				9	120
Proceeds from sale of marketable securities					4,401
Disposals of furniture and equipment	2
Net cash used in investing activities	(56)	(20)	(28)	2	4,421
Cash flows from financing activities:
Proceeds from long-term debt, net	19,500	5,000	5,000	3,000
Proceeds from issuance of common stock from private placement				478	(26)
Proceeds from issuance of common stock from exercise of stock options				555
Payments on long-term debt	(7,564)	(172)	(435)
Net cash provided by financing activities	11,936	4,828	4,565	4,033	(26)
Net (decrease) increase in cash and cash equivalents	(408)	3,101	(120)	(1,372)	(20,942)
Cash and cash equivalents at beginning of period	3,180	3,300	3,300	4,672	25,614
Cash and cash equivalents at end of period	2,772	6,401	3,180	3,300	4,672
Interest Paid			678	9
Retirement of preferred stock upon dissolution			$ 1,241